Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities measured at fair value on a recurring basis
	December 31, 2016
	(Level 1)	(Level 2)	(Level 3)
Liabilities
Warrant liability	$-	$-	$4,128,727

	September 30, 2015
	(Level 1)	(Level 2)	(Level 3)
Liabilities
Stock-based compensation liability	$—	$—	$12,726,722
The table presented below is a summary of changes in the fair value of the Company’s Level 3 valuation for the stock-based compensation liability for the years ended September 30, 2016 and 2015:
Balance at October 1, 2014	$1,557,789
Change in fair value	11,168,933
Balance at September 30, 2015	12,726,722
Change in fair value	2,391,862
Reclassification to stockholders’ equity (deficit)	(15,118,584)
Balance at September 30, 2016	$—

Summary of changes in the fair value of the Company's Level 3 valuation for the warrant liability
Balance at October 1, 2016	$-
Issuance of warrants	3,318,644
Change in fair value	810,083
Balance at December 31, 2016	$4,128,727

Schedule of fair value of the performance-based stock units (PSUs)
December 31,
2016
Risk-free interest rate	1.93%
Remaining contractual life of warrant	5 years
Expected volatility	93%
Annual dividend yield	0%
Fair value of common stock	$3.01 per share

September 30, 2015
Risk-free interest rate	1.4%
Derived service period	5 years
Expected volatility	60%
Annual dividend yield	0%
Fair value of common stock	$25.79 per share